Cover	Jan. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 01, 2024
Entity File Number	002-76219-NY
Entity Registrant Name	Victory Oilfield Tech, Inc.
Entity Central Index Key	0000700764
Entity Tax Identification Number	87-0564472
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3355 Bee Caves Road
Entity Address, Address Line Two	Suite 608
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	512
Local Phone Number	347-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false